Note 14 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
USD
Cash	894,125
Accounts receivable	851,842
Accounts payable	29,091